Net Loss Per Share (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net loss per share attributable to common stockholders
Antidilutive shares excluded from net loss per share calculation	8,505,540	6,325,245